Schedule of lease cost (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Leases
Operating lease expense	$ 32,482	$ 44,185	$ 46,402	$ 32,043
Amortization of right-of-use assets				4,560
Interest of lease liabilities				$ 175